Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000270834 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long AAOIDaily ETF
Class Name	Tradr2X Long AAOIDaily ETF
Trading Symbol	AAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long AAOI Daily ETF (“Fund”) for the period of March 23, 2026 (commencement of operations) to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/aaox#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/aaox#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long AAOI Daily ETF (AAOX)	$38	1.49%[2]
1	The Fund commenced operations on March 23, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	1.49%	[1],[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long AAOI Daily ETF (“AAOX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Applied Optoelectronics common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -58.40% since inception on March 23, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -1.50% and an annualized volatility of 149.4%.
The Reference Asset performance was driven by the performance of its fiber-optic networking business.  For more information on the company’s financial performance, please see the Applied Optoelectronics annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long AAOI Daily ETF (AAOX)	-58.40%
S&P 500 Index	14.23%
[1]	The Fund commenced operations on March 23, 2026. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Mar. 23, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/aaox#literature for the most recent performance information.
Net Assets	$ 141,899,095
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 1,809,031
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$141,899,095
Total number of portfolio holdings	2
Total advisory fees paid (net)	$1,809,031
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	69%
Swap	31%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270838 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long LEUDaily ETF
Class Name	Tradr2X Long LEUDaily ETF
Trading Symbol	LEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long LEU Daily ETF (“Fund”) for the period of February 18, 2026 (commencement of operations) to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/leux#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/leux#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long LEU Daily ETF (LEUX)	$51	1.49%[2]
1	The Fund commenced operations on February 18, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.49%	[3],[4]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long LEU Daily ETF (“LEUX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Centrus Energy common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -48.56% since inception on February 18, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -14.39% and an annualized volatility of 81.5%.
The Reference Asset performance was driven by the performance of its low-enriched uranium business.  For more information on the company’s financial performance, please see the Centrus Energy annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long LEU Daily ETF (LEUX)	-48.56%
S&P 500 Index	9.40%
[1]	The Fund commenced operations on February 18, 2026. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Feb. 18, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/leux#literature for the most recent performance information.
Net Assets	$ 6,430,462
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 24,083
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,430,462
Total number of portfolio holdings	1
Total advisory fees paid (net)	$24,083
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	84%
Swap	16%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270839 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long LITEDaily ETF
Class Name	Tradr2X Long LITEDaily ETF
Trading Symbol	LITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long LITE Daily ETF (“Fund”) for the period of January 26, 2026 (commencement of operations) to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/litx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/litx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long LITE Daily ETF (LITX)	$136	1.49%[2]
1	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.49%	[5],[6]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long LITE Daily ETF (“LITX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Lumentum common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of 155.36% since inception on January 26, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 114.75% and an annualized volatility of 100.8%.
The Reference Asset performance was driven by the performance of its optical and photonics products business.  For more information on the company’s financial performance, please see the Lumentum annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long LITE Daily ETF (LITX)	155.36%
S&P 500 Index	8.40%
[1]	The Fund commenced operations on January 26, 2026. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jan. 26, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/litx#literature for the most recent performance information.
Net Assets	$ 192,151,197
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 2,728,709
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$192,151,197
Total number of portfolio holdings	4
Total advisory fees paid (net)	$2,728,709
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	80%
Swap	20%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated January 26, 2026, as amended February 25, 2026 at https://www.tradretfs.com/litx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated January 26, 2026, as amended February 25, 2026 at https://www.tradretfs.com/litx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/litx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270846 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long SNDKDaily ETF
Class Name	Tradr2X Long SNDKDaily ETF
Trading Symbol	SNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long SNDK Daily ETF (“Fund”) for the period of January 26, 2026 (commencement of operations) to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/snxx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/snxx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SNDK Daily ETF (SNXX)	$158	1.54%[2]
1	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.54%	[7],[8]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long SNDK Daily ETF (“SNXX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Sandisk common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of 200.16% since inception on January 26, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 158.04% and an annualized volatility of 120.0%.
The Reference Asset performance was driven by the performance of its flash memory semiconductors business.  For more information on the company’s financial performance, please see the Sandisk annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long SNDK Daily ETF (SNXX)	200.16%
S&P 500 Index	8.40%
[1]	The Fund commenced operations on January 26, 2026. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jan. 26, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/snxx#literature for the most recent performance information.
Net Assets	$ 1,398,453,836
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 14,032,876
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,398,453,836
Total number of portfolio holdings	6
Total advisory fees paid (net)	$14,032,876
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	88%
Call Options	6%
Swap	6%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On May 14, 2026, the Trust’s Board approved a eight-for-one forward share split for shares of the Fund, effective after the close of business on June 2, 2026.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated January 26, 2026, as amended February 25, 2026 at https://www.tradretfs.com/snxx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated January 26, 2026, as amended February 25, 2026 at https://www.tradretfs.com/snxx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/snxx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270854 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long COHRDaily ETF
Class Name	Tradr2X Long COHRDaily ETF
Trading Symbol	COHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long COHR Daily ETF (“Fund”) for the period of February 18, 2026 (commencement of operations) to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/cohx#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/cohx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long COHR Daily ETF (COHX)	$64	1.49%[2]
1	The Fund commenced operations on February 18, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.49%	[9],[10]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long COHR Daily ETF (“COHX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Coherent common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -10.16% since inception on February 18, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 17.42% and an annualized volatility of 93.1%.
The Reference Asset performance was driven by the performance of its engineered materials and optoelectronic components business.  For more information on the company’s financial performance, please see the Coherent annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long COHR Daily ETF (COHX)	-10.16%
S&P 500 Index	9.40%
[1]	The Fund commenced operations on February 18, 2026. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Feb. 18, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/cohx#literature for the most recent performance information.
Net Assets	$ 48,632,615
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 548,377
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$48,632,615
Total number of portfolio holdings	1
Total advisory fees paid (net)	$548,377
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	88%
Swap	12%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000274738 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long SpaceXDaily ETF
Class Name	Tradr2X Long SpaceXDaily ETF
Trading Symbol	SPCM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long SpaceX Daily ETF (“Fund”) for the period of June 12, 2026 (commencement of operations) to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/spcm#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/spcm#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SpaceX Daily ETF (SPCM)	$14	1.49%[2]
1	The Fund commenced operations on June 12, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	1.49%	[11],[12]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long SpaceX Daily ETF (“SPCM” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the SpaceX common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -60.08% since inception on June 12, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -8.08% and an annualized volatility of 93.5%.
The Reference Asset performance was driven by the performance of its aerospace and space technology business.  For more information on the company’s financial performance, please see the SpaceX annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long SpaceX Daily ETF (SPCM)	-60.08%
S&P 500 Index	0.90%
[1]	The Fund commenced operations on June 12, 2026. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jun. 12, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/spcm#literature for the most recent performance information.
Net Assets	$ 10,474,797
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 26,029
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,474,797
Total number of portfolio holdings	1
Total advisory fees paid (net)	$26,029
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	116%
Swap	(16)%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000274739 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Short SpaceXDaily ETF
Class Name	Tradr2X Short SpaceXDaily ETF
Trading Symbol	SPCG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Short SpaceX Daily ETF (“Fund”) for the period of June 12, 2026 (commencement of operations) to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/spcg#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/spcg#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short SpaceX Daily ETF (SPCG)	$26	1.49%[2]
1	The Fund commenced operations on June 12, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	1.49%	[13],[14]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Short SpaceX Daily ETF (“SPCG” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the SpaceX common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of 56.36% since inception on June 12, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -8.08% and an annualized volatility of 93.5%.
The Reference Asset performance was driven by the performance of its aerospace and space technology business.  For more information on the company’s financial performance, please see the SpaceX annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Short SpaceX Daily ETF (SPCG)	56.36%
S&P 500 Index	0.90%
[1]	The Fund commenced operations on June 12, 2026. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jun. 12, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/spcg#literature for the most recent performance information.
Net Assets	$ 25,411,317
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 34,903
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$25,411,317
Total number of portfolio holdings	1
Total advisory fees paid (net)	$34,903
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Swap	74%
Cash*	26%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000274744 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long QNTDaily ETF
Class Name	Tradr2X Long QNTDaily ETF
Trading Symbol	QNTU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long QNT Daily ETF (“Fund”) for the period of June 30, 2026 (commencement of operations) to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/qntu#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/qntu#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long QNT Daily ETF (QNTU)	$9	1.49%[2]
1	The Fund commenced operations on June 30, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	1.49%	[15],[16]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long QNT Daily ETF (“QNTU” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Quantinuum common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -63.84% since inception on June 30, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -37.11% and an annualized volatility of 89.8%.
The Reference Asset performance was driven by the performance of its quantum computing and software solutions business. For more information on the company’s financial performance, please see the Quantinuum annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long QNT Daily ETF (QNTU)	-63.84%
S&P 500 Index	-0.06%
[1]	The Fund commenced operations on June 30, 2026. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jun. 30, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/qntu#literature for the most recent performance information.
Net Assets	$ 497,005
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 876
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$497,005
Total number of portfolio holdings	1
Total advisory fees paid (net)	$876
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	105%
Swap	(5)%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000275979 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long CBRSDaily ETF
Class Name	Tradr2X Long CBRSDaily ETF
Trading Symbol	CBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long CBRS Daily ETF (“Fund”) for the period of May 28, 2026 (commencement of operations) to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/cbrx#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/cbrx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CBRS Daily ETF (CBRX)	$20	1.49%[2]
1	The Fund commenced operations on May 28, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	1.49%	[17],[18]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long CBRS Daily ETF (“CBRX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Cerebras common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -52.52% since inception on May 28, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -18.09% and an annualized volatility of 139.8%.
The Reference Asset performance was driven by the performance of its artificial intelligence infrastructure solutions business.  For more information on the company’s financial performance, please see the Cerebras annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long CBRS Daily ETF (CBRX)	-52.52%
S&P 500 Index	-0.79%
[1]	The Fund commenced operations on May 28, 2026. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	May 28, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/cbrx#literature for the most recent performance information.
Net Assets	$ 3,561,822
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 12,276
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,561,822
Total number of portfolio holdings	1
Total advisory fees paid (net)	$12,276
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	118%
Swap	(18)%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000275980 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Short CBRSDaily ETF
Class Name	Tradr2X Short CBRSDaily ETF
Trading Symbol	CBRZ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Short CBRS Daily ETF (“Fund”) for the period of May 28, 2026 (commencement of operations) to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/cbrz#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/cbrz#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short CBRS Daily ETF (CBRZ)	$20	1.49%[2]
1	The Fund commenced operations on May 28, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	1.49%	[19],[20]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Short CBRS Daily ETF (“CBRZ” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Cerebras common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -47.80% since inception on May 28, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -18.09% and an annualized volatility of 139.8%.
The Reference Asset performance was driven by the performance of its artificial intelligence infrastructure solutions business.  For more information on the company’s financial performance, please see the Cerebras annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Short CBRS Daily ETF (CBRZ)	-47.80%
S&P 500 Index	-0.79%
[1]	The Fund commenced operations on May 28, 2026. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	May 28, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/cbrz#literature for the most recent performance information.
Net Assets	$ 3,130,881
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 8,222
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,130,881
Total number of portfolio holdings	1
Total advisory fees paid (net)	$8,222
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	58%
Swap	42%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	The Fund commenced operations on March 23, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
[3]	Annualized.
[4]	The Fund commenced operations on February 18, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
[5]	Annualized.
[6]	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
[7]	Annualized.
[8]	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
[9]	Annualized.
[10]	The Fund commenced operations on February 18, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
[11]	Annualized.
[12]	The Fund commenced operations on June 12, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
[13]	Annualized.
[14]	The Fund commenced operations on June 12, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
[15]	Annualized.
[16]	The Fund commenced operations on June 30, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
[17]	Annualized.
[18]	The Fund commenced operations on May 28, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
[19]	Annualized.
[20]	The Fund commenced operations on May 28, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.